STOCK COMPENSATION PLAN	12 Months Ended
Dec. 31, 2021
Nogin Inc [Member]
STOCK COMPENSATION PLAN
11.	STOCK COMPENSATION PLAN
Stock Options
I
n 2013, the Company adopted a stock compensation plan pursuant to which the Company’s board of directors is authorized to issue stock options or nonvested shares to officers and key employees in an amount up to 611,833 shares of its common stock. Stock options can be granted with an exercise price less than, equal to or greater than the stock’s fair market value at the date of grant. Stock options granted under the plan have a
10-year
term and generally vest ratably over a period of four years.
At
December 31, 2021, 2020 and 2019, there were 415,773, 406,398 and 557,363 shares available respectively, for grant under the 2013 Stock Incentive Plan.
Summary information related to stock options outstanding as of December 31, 2021, 2020 and 2019 is as follows:

Outstanding Stock Options
Outstanding at January 1, 2019	54,470
Granted	—
Exercised	—
Forfeited / Terminated	—

Outstanding at December 31, 2019	54,470
Granted	191,590
Exercised	—
Forfeited / Terminated	(25,000)

Outstanding at December 31, 2020	221,060

Granted	—
Exercised	—
Forfeited / Terminated	(25,000)

Outstanding at December 31, 2021	196,060

T
he weighted average exercise price of the outstanding options was $2.85, $2.95 and $1.52 per share as of December 31, 2021, 2020 and 2019, respectively, 163,444, 137,421 and 53,200, respectively, of which are fully vested and exercisable as of December 31, 2021, 2020 and 2019, respectively, and start to expire in January 2023.
Th
e Company recognized $52 thousand and $130 thousand in stock compensation expense for the year ending December 31, 2021 and 2020, respectively. Stock compensation expense for the year ending December 31, 2019 was not material. The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. Since the Company’s shares are not publicly traded and its shares are rarely traded privately, expected volatility is computed based on the historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield to curve in effect at the time of grant.
The Company has no history or expectations of paying dividends on its common stock.
Ther
e were no options issued during the year ended December 31, 2021 and 2019, and 191,590 issued during the year ended December 31, 2020.
The following table sum
marize
s the assumptions used in the calculation of the fair market value for awards granted during the year ended December 31, 2020:
Valuations assumptions

Expected dividend yield	0%
Expected volatility	47%
Expected term (years)	6
Risk-free interest rate	1.35%
At
December 31, 2021, 2020 and 2019, there were approximately $23 thousand, $44 thousand and $1 thousand, respectively, of total unrecognized stock compensation cost related to nonvested share-based compensation arrangements granted under the plan. That cost is expected to be recognized over a weighted average period of one year.